LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 03, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) on derivative and warrant liability		$ 1,281,706	$ (65,010,723)	$ (89,523,091)	$ (152,831,568)
Loss on derivative liability				89,523,091
Stock-based compensation		0	123,754	123,754	1,536,895
Depreciation, depletion and accretion				14,107
Non-cash items net				99,122,826
Equity loss on unconsolidated entity		1,097,839	965,910	(9,461,874)	(9,430,946)
Stockholders' deficit		(19,469,710)	(68,185,831)	(17,123,633)	(71,813,552)	$ (102,225,562)
Long-term debt		34,721,141		33,927,760	21,500,000
Amortization of debt discount		12,094,648		12,888,029	0
Net loss		(2,346,076)	(68,155,477)	(107,741,965)	(169,675,169)
Loan Agreement [Member]
Agreed to loan to the company				25,000,000
Loan proceeds	$ 25,000,000	25,000,000		25,000,000
Promissory note principal amount					$ 26,315,789
Original issue discount					5.00%
LIQUIDITY AND GOING CONCERN CONSIDERATIONS
Gain (loss) on derivative and warrant liability		1,281,706
Depreciation, depletion and accretion		2,823
Non-cash items net		612,336
Equity loss on unconsolidated entity		(1,097,839)
Working capital deficit		16,600,000		16,600,000
Stockholders' deficit		(19,469,710)		17,123,633
Long-term debt		34,721,141		33,927,760
Derivative liability		9,800,000		7,600,000
Warrant liability		2,400,000		$ 5,900,000
Amortization of debt discount		793,380,000,000
Net loss		$ 2,346,076	$ 68,155,477